Note 11 - Investments in Non-consolidated Companies (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about investments in non-consolidated companies [text block]
	Year ended December 31,
	2018	2017

At the beginning of the year	640,294	557,031
Translation differences	1,848	(9,548)
Equity in earnings of non-consolidated companies	193,994	116,140
Dividends and distributions received (*)	(26,581)	(22,971)
Decrease / increase in equity reserves and others	(3,987)	(358)
At the end of the year	805,568	640,294

Disclosure of detailed information about principal non-consolidated companies [text block]
		% ownership at December 31,		Value at December 31,
Company	Country of incorporation	2018	2017	2018	2017
a) Ternium (*)	Luxembourg	11.46%	11.46%	725,548	563,735
b) Usiminas (**)	Brazil	3.07%	3.08%	72,988	70,642
Others	-	-	-	7,032	5,917
				805,568	640,294

Disclosure of detailed information about selected financial information [text block]
	Ternium
	2018	2017
Non-current assets	8,121,824	7,727,283
Current assets	4,426,038	4,395,283
Total assets	12,547,862	12,122,566
Non-current liabilities	3,236,756	3,442,521
Current liabilities	1,826,530	2,827,275
Total liabilities	5,063,286	6,269,796

Non-controlling interests	1,091,321	842,347

Revenues	11,454,807	9,700,296
Gross profit	2,971,479	2,297,271
Net income for the year attributable to owners of the parent	1,506,647	886,219
Total comprehensive income for the year, net of tax, attributable to owners of the parent	1,176,964	815,434
	Usiminas
	2018	2017
Non-current assets	4,696,896	5,661,947
Current assets	2,148,322	2,193,096
Total assets	6,845,218	7,855,043
Non-current liabilities	1,933,207	2,344,042
Current liabilities	860,862	920,924
Total liabilities	2,794,069	3,264,966

Non-controlling interests	369,333	425,988

Revenues	3,766,241	3,367,937
Gross profit	612,156	513,712
Net income for the year attributable to owners of the parent	194,381	74,019